Accrued Expenses Payable - Summary of Accrued Expenses Payable (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Accrued expenses [abstract]
Accruals and estimations	$ 4,500	$ 9,059
Labor related provisions	36,953	44,188
Liability for social security contributions	4,955	6,432
Other	982	642
Accrued expenses payable	$ 47,390	$ 60,321